Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Offering costs	$ 3,000	$ 0	$ 0	$ 0				$ 309,783
Proceeds received pursuant to Private Placement Memorandum	597,000	501,750	391,627	607,874			2,602,499	2,516,855
Fair market value	470,000	1,043,065		125,000			673,251	997,765
Common stock issued to settle legal matter								6,000
Common Stock [Member]
Class of Stock [Line Items]
Proceeds received pursuant to Private Placement Memorandum	$ 2,350	$ 1,907	$ 1,472	$ 2,351			$ 9,964	$ 7,632
Shares of common stock for services	1,880,000	3,964,375		240,000			1,346,501	1,662,941
Fair market value	$ 1,880	$ 3,964		$ 240			$ 1,347	$ 1,663
Shares to be issued pursuant to Private Placement Memorandum	2,350,000	1,907,000	1,471,500	2,351,000			9,963,500	7,632,231
Common stock issued to settle legal matter								$ 10
Common stock issued to settle legal matter, Shares								10,000